Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Valuation Allowance	$ (17,722,531)	$ (8,403,620)
Federal net operating loss carryforwards	5,890,000
State net operating loss carryforwards	$ 6,629,000
Federal and state net operating loss carryforwards, begin to expiration year.	2032
Description of the limitations on the use of all operating loss carryforwards	Specifically, this limitation may arise in the event of an "ownership change," which is defined by Section 382 of the Code as a cumulative change in ownership of the Company of more than 50% within a three-year period.If the Company undergoes one or more ownership changes in connection with any future transactions in its stock, the Company's ability to utilize net operating loss carryforwards to offset federal taxable income, if any, could potentially result in increased future tax liability to the Company. An ownership change under Section 382 of the Code occurred during the year ended December 31, 2015 in connection with the Company's initial public offering. A portion of the net operating loss carryforwards are subject to an annual limitation.
Percentage of cumulative change in stock ownership.	50.00%
Tax benefit not recognized	$ 0	0
Liability for uncertain tax positions	$ 0	$ 0